                           VAN KAMPEN TAX FREE TRUST
                            ON BEHALF OF ITS SERIES
               VAN KAMPEN CALIFORNIA INSURED TAX FREE INCOME FUND

                        SUPPLEMENT DATED MARCH 28, 2002
      TO THE CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                             DATED JANUARY 28, 2002

    The Prospectus is hereby supplemented as follows:

        The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                    CAI SPT 3/02
                                                                      41 341 541
                                                                        65047SPT

                           VAN KAMPEN TAX FREE TRUST
                            ON BEHALF OF ITS SERIES
                VAN KAMPEN FLORIDA INSURED TAX FREE INCOME FUND

                     SUPPLEMENT DATED MARCH 28, 2002 TO THE
               CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES
                       PROSPECTUS DATED JANUARY 28, 2002,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The Board of Trustees for the Van Kampen Tax Free Trust has approved a proposed reorganization of its series, the Van Kampen Florida Insured Tax Free Income Fund ("Florida Insured Tax Free") into another of its series, the Van Kampen Insured Tax Free Income Fund ("Insured Tax Free"). Shareholders of Florida Insured Tax Free will receive a proxy that will enable them to vote on the proposed reorganization. The proposed reorganization will be presented to shareholders of Florida Insured Tax Free for approval at a special meeting of shareholders.

    If the proposed reorganization is approved, shareholders will receive shares of Insured Tax Free in exchange for their shares of Florida Insured Tax Free. The combined fund would be managed in accordance with the investment objective, policies and strategies of Insured Tax Free. Upon completion of the reorganization, Florida Insured Tax Free will be dissolved under state law.

    Florida Insured Tax Free will be closed for purchases by new investors at the close of business on March 22, 2002.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                   FLI SPT 3/02A
                                                                     220 320 420

                           VAN KAMPEN TAX FREE TRUST
                            ON BEHALF OF ITS SERIES
                    VAN KAMPEN INSURED TAX FREE INCOME FUND

                        SUPPLEMENT DATED MARCH 28, 2002
      TO THE CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                             DATED JANUARY 28, 2002

    The Prospectus is hereby supplemented as follows:

        The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                   TFIN SPT 3/02
                                                                      32 332 532

                           VAN KAMPEN TAX FREE TRUST
                            ON BEHALF OF ITS SERIES
               VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

                        SUPPLEMENT DATED MARCH 28, 2002
      TO THE CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                             DATED JANUARY 28, 2002

    The Prospectus is hereby supplemented as follows:

        The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                    INF SPT 3/02
                                                                     138 338 538

                           VAN KAMPEN TAX FREE TRUST
                            ON BEHALF OF ITS SERIES
                        VAN KAMPEN MUNICIPAL INCOME FUND

                        SUPPLEMENT DATED MARCH 28, 2002
      TO THE CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                             DATED JANUARY 28, 2002

    The Prospectus is hereby supplemented as follows:

        The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                    MIF SPT 3/02
                                                                      49 349 549

                           VAN KAMPEN TAX FREE TRUST
                            ON BEHALF OF ITS SERIES
                    VAN KAMPEN NEW YORK TAX FREE INCOME FUND

                        SUPPLEMENT DATED MARCH 28, 2002
      TO THE CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                             DATED JANUARY 28, 2002

    The Prospectus is hereby supplemented as follows:

        The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                   NYTF SPT 3/02
                                                                     235 325 425
                                                                        65042SPT

                           VAN KAMPEN TAX FREE TRUST
                            ON BEHALF OF ITS SERIES
                   VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

                        SUPPLEMENT DATED MARCH 28, 2002
      TO THE CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                             DATED JANUARY 28, 2002

    The Prospectus is hereby supplemented as follows:

        The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                   STMI SPT 3/02
                                                                      39 339 539
                                                                        65041SPT